Quarterly Report
March 31, 2022
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.4%
Asset-Backed & Securitized – 1.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.036%, 11/15/2054 (i)		$2,114,989	$144,733
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.43%, 7/15/2054 (i)		2,089,734	181,830
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.76%, 2/15/2054 (i)		1,340,164	146,629
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.38%, 2/15/2054 (i)		4,285,760	353,791
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)		2,523,155	188,467
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		2,802,381	165,837
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.39%, 7/15/2054 (i)		3,299,203	283,540
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.4%, 8/15/2054 (i)		3,962,379	345,229
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.16%, 9/15/2054 (i)		4,352,635	297,128
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.44%, 2/15/2054 (i)		3,316,287	298,811
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.16%, 6/15/2064 (i)		1,304,653	93,676
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)		1,656,824	140,284
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)		2,018,240	155,105
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.219%, 10/15/2054 (i)		7,569,639	549,584
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.679%, 8/15/2054 (i)		1,467,343	156,330
			$3,500,974
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)		$225,000	$224,266
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$311,733
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$55,000	$54,913
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	59,411
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	64,588
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	78,500
			$257,412
International Market Sovereign – 53.3%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040	AUD	2,342,412	$1,890,241
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2026	EUR	1,332,128	1,659,168
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030		3,609,706	4,941,358
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2033		3,346,727	4,630,132
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046		1,112,191	1,953,870
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	2,062,575	2,244,357
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044		439,922	419,294
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		530,334	488,201
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	521,174,100	4,478,398
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	3,559,420	2,848,046
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	3,346,521	4,258,068
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		1,368,678	1,834,363
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		2,081,117	2,746,061
Republic of France, Inflation Linked Bond, 3.4%, 7/25/2029		5,374,800	8,448,488
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023		194,812	240,143
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		2,284,571	2,888,772
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		5,849,075	7,982,883
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		2,127,358	2,710,324
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,563,897	4,276,755
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		846,754	1,103,317
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		886,303	1,476,285
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2024	GBP	1,302,110	1,882,971
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029		4,777,124	7,789,860
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,053,399	2,018,274
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,650,548	5,810,326

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036	GBP	1,527,288	$2,905,546
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,115,325	2,440,728
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		650,005	1,394,000
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,228,012	5,048,718
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		522,897	1,106,517
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		992,082	2,168,240
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,489,407	6,299,796
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		955,778	2,415,465
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,246,913	3,091,328
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		783,508	2,555,619
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,148,058	3,037,178
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,177,418	3,535,465
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		561,145	1,702,339
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		960,609	3,104,940
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		72,129	265,023
			$122,090,857
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$532,340
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	158,357
			$690,697
Mortgage-Backed – 0.8%
Freddie Mac, 1.798%, 4/25/2030 (i)		$564,669	$70,267
Freddie Mac, 1.662%, 5/25/2030 (i)		1,221,668	142,477
Freddie Mac, 1.169%, 9/25/2030 (i)		646,322	55,253
Freddie Mac, 0.33%, 1/25/2031 (i)		4,881,973	115,923
Freddie Mac, 0.781%, 1/25/2031 (i)		1,882,263	112,793
Freddie Mac, 0.936%, 1/25/2031 (i)		1,425,035	100,294
Freddie Mac, 0.528%, 3/25/2031 (i)		5,930,338	226,198
Freddie Mac, 1.225%, 5/25/2031 (i)		709,327	66,581
Freddie Mac, 0.937%, 7/25/2031 (i)		1,133,380	85,358
Freddie Mac, 0.536%, 9/25/2031 (i)		4,635,695	212,141
Freddie Mac, 0.855%, 9/25/2031 (i)		1,417,400	98,011
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	216,022
Freddie Mac, 0.398%, 12/25/2031 (i)		6,916,623	285,998
Freddie Mac, 0.567%, 12/25/2031 (i)		1,130,491	52,531
			$1,839,847
Municipals – 0.5%
Chicago, IL, Board of Education, Taxable, “E”, BAM, 6.138%, 12/01/2039		$550,000	$618,502
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		445,000	440,717
			$1,059,219
U.S. Treasury Inflation Protected Securities – 42.6%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$755,069	$792,557
U.S. Treasury Bonds, 0.25%, 1/15/2025		19,724,545	20,684,190
U.S. Treasury Bonds, 2%, 1/15/2026		6,280,850	7,037,496
U.S. Treasury Bonds, 0.375%, 1/15/2027		4,044,518	4,286,557
U.S. Treasury Bonds, 2.125%, 2/15/2040		548,925	775,721
U.S. Treasury Bonds, 2.125%, 2/15/2041		1,125,919	1,590,163
U.S. Treasury Bonds, 0.75%, 2/15/2042		9,059,239	10,343,987
U.S. Treasury Bonds, 0.75%, 2/15/2045		2,907,219	3,334,104
U.S. Treasury Bonds, 1%, 2/15/2048		388,777	482,092
U.S. Treasury Bonds, 0.25%, 2/15/2050		1,681,458	1,763,593
U.S. Treasury Bonds, 0.125%, 2/15/2051		2,834,685	2,898,798
U.S. Treasury Notes, 0.125%, 7/15/2024		76,963	80,766
U.S. Treasury Notes, 0.375%, 7/15/2025		10,661,741	11,274,999
U.S. Treasury Notes, 0.875%, 1/15/2029		11,134,500	12,292,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)	$18,867,044	$19,966,271
		$97,604,260
Total Bonds		$227,579,265
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.21% (v)	21	$21

Other Assets, Less Liabilities – 0.6%		1,445,941
Net Assets – 100.0%		$229,025,227
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21 and $227,579,265, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,970,327, representing 1.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	938,314	USD	693,634	Deutsche Bank AG	4/08/2022	$8,536
AUD	6,074,116	USD	4,380,106	Goldman Sachs International	4/08/2022	165,344
AUD	4,571,345	USD	3,328,048	HSBC Bank	4/08/2022	92,832
CAD	1,534,000	USD	1,189,857	Barclays Bank PLC	4/08/2022	37,180
CAD	759,955	USD	599,741	Brown Brothers Harriman	4/08/2022	8,142
CAD	3,361,375	USD	2,669,530	Citibank N.A.	4/08/2022	19,212
CAD	1,386,000	USD	1,107,507	JPMorgan Chase Bank N.A.	4/08/2022	1,146
EUR	865,848	USD	946,363	Goldman Sachs International	4/08/2022	11,585
GBP	793,560	USD	1,041,191	Merrill Lynch International	7/15/2022	1,026
NOK	21,536,000	USD	2,445,757	Citibank N.A.	4/08/2022	337
NZD	1,920,000	USD	1,323,708	Deutsche Bank AG	4/08/2022	6,902

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
NZD	160,000	USD	108,882	JPMorgan Chase Bank N.A.	4/08/2022	$2,002
SEK	8,124,524	USD	863,986	JPMorgan Chase Bank N.A.	4/08/2022	162
SEK	23,700,000	USD	2,500,118	State Street Bank Corp.	4/08/2022	20,684
USD	2,063,829	AUD	2,749,206	Merrill Lynch International	4/08/2022	6,513
USD	2,674,223	EUR	2,371,199	Deutsche Bank AG	4/08/2022	50,800
USD	1,538,754	EUR	1,372,107	HSBC Bank	4/08/2022	20,696
USD	7,890,024	EUR	6,990,337	JPMorgan Chase Bank N.A.	4/08/2022	156,127
USD	1,045,363	EUR	938,675	Merrill Lynch International	7/15/2022	2,494
USD	3,012,348	EUR	2,659,828	Morgan Stanley Capital Services, Inc.	4/08/2022	69,595
USD	1,857,581	EUR	1,656,000	State Street Bank Corp.	4/08/2022	25,432
USD	1,403,092	EUR	1,251,962	State Street Bank Corp.	7/15/2022	12,161
USD	78,920	EUR	68,795	UBS AG	4/08/2022	2,807
USD	1,067,750	GBP	810,000	Barclays Bank PLC	4/08/2022	3,733
USD	1,814,483	GBP	1,370,000	Brown Brothers Harriman	4/08/2022	14,849
USD	1,311,229	GBP	979,938	Deutsche Bank AG	4/08/2022	23,981
USD	1,333,196	GBP	1,009,400	HSBC Bank	4/08/2022	7,246
USD	2,403,759	GBP	1,777,946	Morgan Stanley Capital Services, Inc.	4/08/2022	68,246
USD	953,524	GBP	702,698	NatWest Markets PLC	4/08/2022	30,459
USD	1,362,148	GBP	1,029,756	State Street Bank Corp.	4/08/2022	9,460
USD	119,260	JPY	13,754,000	Deutsche Bank AG	4/08/2022	6,274
USD	903,480	JPY	104,071,986	Merrill Lynch International	4/08/2022	48,554
USD	1,268,173	JPY	146,216,000	Morgan Stanley Capital Services, Inc.	4/08/2022	67,045
USD	1,167,511	JPY	135,000,000	State Street Bank Corp.	4/08/2022	58,520
USD	1,235,645	SEK	11,287,000	Deutsche Bank AG	4/08/2022	35,127
USD	1,821,655	SEK	16,315,482	JPMorgan Chase Bank N.A.	4/08/2022	86,292
						$1,181,501
Liability Derivatives
AUD	154,750	USD	116,216	JPMorgan Chase Bank N.A.	7/15/2022	$(201)
AUD	2,749,206	USD	2,067,664	Merrill Lynch International	7/15/2022	(6,607)
AUD	616,100	USD	463,633	Morgan Stanley Capital Services, Inc.	7/15/2022	(1,748)
CAD	627,366	USD	502,582	Deutsche Bank AG	7/15/2022	(884)
DKK	3,369,185	USD	518,188	JPMorgan Chase Bank N.A.	4/08/2022	(17,076)
EUR	1,726,586	USD	1,949,938	Deutsche Bank AG	4/08/2022	(39,695)
EUR	2,273,648	USD	2,603,960	HSBC Bank	4/08/2022	(88,465)
EUR	2,308,000	USD	2,601,109	Merrill Lynch International	4/08/2022	(47,608)
EUR	277,000	USD	313,638	Morgan Stanley Capital Services, Inc.	4/08/2022	(7,174)
GBP	357,585	USD	484,195	Brown Brothers Harriman	4/08/2022	(14,470)
GBP	6,707,389	USD	9,101,102	Deutsche Bank AG	4/08/2022	(290,265)
GBP	142,000	USD	192,687	JPMorgan Chase Bank N.A.	4/08/2022	(6,156)
GBP	182,827	USD	247,610	Morgan Stanley Capital Services, Inc.	4/08/2022	(7,449)
GBP	704,990	USD	958,000	State Street Bank Corp.	4/08/2022	(31,924)
JPY	140,000,000	USD	1,216,269	Brown Brothers Harriman	4/08/2022	(66,204)
JPY	317,669,743	USD	2,666,709	Deutsche Bank AG	4/08/2022	(57,131)
JPY	135,515,000	USD	1,179,411	Morgan Stanley Capital Services, Inc.	4/08/2022	(66,189)
NOK	8,983,000	USD	1,036,306	Barclays Bank PLC	4/08/2022	(16,002)
NOK	9,968,000	USD	1,153,882	Goldman Sachs International	4/08/2022	(21,701)
SEK	18,167,529	USD	1,932,450	Barclays Bank PLC	4/08/2022	(98)
SEK	21,896,000	USD	2,402,408	BNP Paribas S.A.	4/08/2022	(73,484)
SEK	7,550,000	USD	822,125	Brown Brothers Harriman	4/08/2022	(19,085)
SEK	3,953,985	USD	428,566	Deutsche Bank AG	7/15/2022	(6,840)
SEK	11,007,000	USD	1,233,263	Merrill Lynch International	4/08/2022	(62,527)
SEK	3,400,000	USD	371,690	Morgan Stanley Capital Services, Inc.	4/08/2022	(10,056)
USD	1,119,464	AUD	1,514,000	Barclays Bank PLC	4/08/2022	(13,509)
USD	2,275,575	AUD	3,073,000	Deutsche Bank AG	4/08/2022	(24,047)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	707,489	AUD	982,673	HSBC Bank	4/08/2022	$(27,875)
USD	2,352,629	AUD	3,264,896	State Street Bank Corp.	4/08/2022	(90,594)
USD	777,540	CAD	985,285	BNP Paribas S.A.	4/08/2022	(10,583)
USD	140,963	CAD	180,000	Morgan Stanley Capital Services, Inc.	4/08/2022	(3,017)
USD	1,177,611	EUR	1,078,000	State Street Bank Corp.	4/08/2022	(15,056)
USD	166,396	GBP	127,000	JPMorgan Chase Bank N.A.	4/08/2022	(432)
USD	392,697	GBP	300,000	Morgan Stanley Capital Services, Inc.	4/08/2022	(1,383)
USD	114,128	JPY	13,913,000	Brown Brothers Harriman	4/08/2022	(164)
USD	70,386	NOK	622,000	Brown Brothers Harriman	4/08/2022	(262)
USD	5,496,913	NZD	8,078,049	UBS AG	4/08/2022	(101,387)
USD	1,131,897	SEK	10,867,000	Citibank N.A.	4/08/2022	(23,949)
USD	175,223	SEK	1,700,000	Deutsche Bank AG	4/08/2022	(5,594)
USD	2,328,043	SEK	21,897,000	Goldman Sachs International	4/08/2022	(987)
USD	2,326,904	SEK	22,046,000	Morgan Stanley Capital Services, Inc.	4/08/2022	(17,974)
						$(1,295,852)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	15	$1,422,628	June – 2022	$5,551
Canadian Treasury Bond 5 yr	Short	CAD	49	4,599,176	June – 2022	73,658
U.S. Treasury Note 5 yr	Short	USD	70	8,028,125	June – 2022	144,479
						$223,688
At March 31, 2022, the fund had cash collateral of $250,000 and other liquid securities with an aggregate value of $184,015 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$97,604,260	$—	$97,604,260
Non - U.S. Sovereign Debt	—	122,090,857	—	122,090,857
Municipal Bonds	—	1,059,219	—	1,059,219
U.S. Corporate Bonds	—	1,484,108	—	1,484,108
Residential Mortgage-Backed Securities	—	1,839,847	—	1,839,847
Commercial Mortgage-Backed Securities	—	3,500,974	—	3,500,974
Mutual Funds	21	—	—	21
Total	$21	$227,579,265	$—	$227,579,286
Other Financial Instruments
Futures Contracts – Assets	$223,688	$—	$—	$223,688
Forward Foreign Currency Exchange Contracts – Assets	—	1,181,501	—	1,181,501
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,295,852)	—	(1,295,852)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$157,672	$20,284,553	$20,442,204	$—	$—	$21
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$92	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	49.2%
United Kingdom	25.6%
Italy	9.0%
Germany	5.8%
Spain	3.9%
France	3.7%
Japan	2.0%
New Zealand	1.2%
Canada	(0.6)%
Other Countries	0.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.